Pension Benefits - Fair Value of Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 42,775	$ 73,075
Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28,012	52,150
Mutual Fund Equity investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,972	11,089
Mutual Funds Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,772	2,512
Mutual Funds Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,919	2,929
Mutual Funds Cash and money market [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,181	1,674
Mutual Funds Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,919	$ 2,720